INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost:	$ 110,882	$ 110,875
Accumulated amortization:	(25,208)	(24,559)
Impairment :	(83,002)	(83,002)
Intangible assets, net	2,672	3,314
Computer software
Finite-Lived Intangible Assets [Line Items]
Cost:	3,545	3,538
Accumulated amortization:	(3,493)	(2,953)
Impairment :	(524)	(524)
License agreement
Finite-Lived Intangible Assets [Line Items]
Cost:	22,252	22,252
Accumulated amortization:	(5,470)	(5,470)
Impairment :	(16,782)	(16,782)
Internet domain name
Finite-Lived Intangible Assets [Line Items]
Cost:	150	150
Accumulated amortization:	(33)	(25)
Brand name
Finite-Lived Intangible Assets [Line Items]
Cost:	71,292	71,292
Accumulated amortization:	(13,135)	(13,135)
Impairment :	(58,157)	(58,157)
Strategic contract
Finite-Lived Intangible Assets [Line Items]
Cost:	10,010	10,010
Accumulated amortization:	(2,471)	(2,471)
Impairment :	(7,539)	(7,539)
Unpatented technology
Finite-Lived Intangible Assets [Line Items]
Cost:	3,633	3,633
Accumulated amortization:	$ (606)	$ (505)